Net Income (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net income (loss) per share (Textual)
Shares which were excluded from computation of earnings per share	17,602,800
Common shares attributable to conversion of debt securities	916,667
Stock Options [Member]
Net income (loss) per share (Textual)
Shares which were excluded from computation of earnings per share		15,425,001
Warrant [Member]
Net income (loss) per share (Textual)
Shares which were excluded from computation of earnings per share	295,051	25,572,059